Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Summary of the Group's operating segment results

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues:
So-Young	1,580,507	1,017,170	1,230,583
Wuhan Miracle	111,956	242,339	268,756
Total	1,692,463	1,259,509	1,499,339
Elimination	—	(1,635)	(1,310)
Consolidated total revenues	1,692,463	1,257,874	1,498,029

Cost of revenues:
So-Young	(249,767)	(259,940)	(404,375)
Wuhan Miracle	(78,142)	(134,369)	(140,635)
Total	(327,909)	(394,309)	(545,010)
Elimination	20	1,017	674
Consolidated total cost of revenues	(327,889)	(393,292)	(544,336)

Gross profit:
So-Young	1,330,740	757,230	826,208
Wuhan Miracle	33,814	107,970	128,121
Total	1,364,554	865,200	954,329
Elimination	20	(618)	(636)
Consolidated gross profit	1,364,574	864,582	953,693

Summary of net revenues by type of good or service

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
So-Young:
Information services and others	1,304,455	870,166	1,063,178
Reservation services	276,052	128,668	101,313
Sales of medical products and maintenance services	—	18,336	66,092
Wuhan Miracle:
Sales of medical products and maintenance services	111,956	242,339	268,756
Elimination	—	(1,635)	(1,310)
Total revenues	1,692,463	1,257,874	1,498,029

Summary of depreciation expenses of property and equipment in cost of revenues by segment

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
So-Young	2,559	3,676	5,955
Wuhan Miracle	550	1,855	1,220
Total depreciation expenses of property and equipment	3,109	5,531	7,175

Summary of amortization expenses of intangible assets in cost of revenues by segment

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
So-Young	7,907	9,649	9,532
Wuhan Miracle	5,647	12,667	12,667
Total amortization expense of Intangible assets	13,554	22,316	22,199